CONSOLIDATED STATEMENT OF FINANCIAL POSITION - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Property, plant and equipment	$ 482,127,908	$ 477,921,441
Right of use assets	2,546,342	3,271,458
Intangible assets	1,585,465	1,463,250
Investments	31,869	31,869
Goodwill	317,878	317,878
Inventories	22,670,508	19,868,134
Other receivables	1,848,118	3,491,282
Total non-current assets	511,128,088	506,365,312
Current assets
Inventories	76,485,713	63,539,614
Other receivables	21,747,770	18,217,466
Trade accounts receivable	22,749,158	28,410,255
Investments	1,710,368	13,223,330
Cash and banks	5,023,797	2,069,630
Total current assets	127,716,806	125,460,295
Total assets	638,844,894	631,825,607
SHAREHOLDERS’ EQUITY AND LIABILITIES
Capital stock and other capital related accounts	121,975,858	118,150,647
Reserves	165,387,745	236,274,028
Retained earnings	6,875,895	6,037,186
Equity attributable to owners of the parent company	294,239,498	360,461,861
Non-controlling interest	(17,963)	606,693
Total shareholders’ equity	294,221,535	361,068,554
Non-current liabilities
Borrowings	110,145,543	30,766,107
Lease liabilities	2,772,804	2,439,055
Provisions	6,741,516	4,070,567
Salaries and social security contributions	526,679	294,296
Other liabilities	477,915	511,487
Deferred tax liabilities	106,599,410	102,671,598
Total non-current liabilities	227,263,867	140,753,110
Current liabilities
Borrowings	37,224,733	33,914,391
Lease liabilities	1,214,560	879,181
Accounts payable	57,255,242	55,117,283
Advances from customers	4,382,101	5,484,815
Salaries and social security contributions	8,874,040	13,846,323
Tax liabilities	2,951,041	9,077,763
Other liabilities	5,457,775	11,684,187
Total current liabilities	117,359,492	130,003,943
Total liabilities	344,623,359	270,757,053
Total shareholders’ equity and liabilities	$ 638,844,894	$ 631,825,607